Contents of Significant Accounts - Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 40,536,658		$ 18,690,384
Less: Current portion	(17,458,959)		(1,999,910)
Net	23,077,699	$ 831,929	16,690,474
Discounts on bonds payable [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	(1,580,389)		(9,616)
Unsecured domestic bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	31,300,000		$ 18,700,000
Unsecured exchangeable bonds payable [member] | Cost [member]
Disclosure of detailed information about bonds [Line Items]
Bonds payable	$ 10,817,047